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                                                HARTFORD LIFE

                                                Sharon Loghmani
                                                Legal Specialist

November 6, 2001


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Two ("Registrant")
      The Director Choice variable annuity
      File No. 33-73570

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of Prospectus supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 2, 2001.

If you have any additional questions, please feel free to contact me at (860) 843-5910.

Yours sincerely,

/s/ Sharon Loghmani

Sharon Loghmani